Income Taxes (Expiration Dates Tax Carryforwards Net Of Valuation Allowances) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	$ 917
2023 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	137
Expiration Date	2023
2024 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	263
Expiration Date	2024
2025 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	214
Expiration Date	2025
2026 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	131
Expiration Date	2026
2027 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	18
Expiration Date	2027
2028 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	40
Expiration Date	2028
2029 [Member]
Operating Loss Carryforwards [Line Items]
Tax Carryforwards	$ 114
Expiration Date	2029